Income Taxes (Income before Income Taxes and Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Taxes [Line Items]
Income before Income Taxes, Japan	¥ 311,351	¥ 171,569	¥ 223,327
Income before Income Taxes, Overseas	193,525	115,992	189,234
Income before Income Taxes	504,876	287,561	412,561
Current provision for income taxes	175,056	65,229	90,947
Deferred provision for income taxes	12,208	25,518	14,890
Provision for income taxes	187,264	90,747	105,837
Japan
Income Taxes [Line Items]
Current provision for income taxes	136,623	45,262	55,577
Deferred provision for income taxes	(631)	10,642	9,643
Overseas
Income Taxes [Line Items]
Current provision for income taxes	38,433	19,967	35,370
Deferred provision for income taxes	¥ 12,839	¥ 14,876	¥ 5,247